Note 14 - Employee Benefit Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Service Period	6 years
Defined Benefit Plan, Contributions by Employer	$ 408,303	$ 385,453	$ 401,497